UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	July 31

Date of reporting period: 	October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Preferred Income Fund

10.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 1.74%                                                                                                          $16,102,281
(Cost $15,579,679)

Consumer Finance 0.22%                                                                                                 2,066,760
Capital One Bank, Sr Note                                             8.250   06-15-2005   BBB             2,000       2,066,760

Electric Utilities 1.52%                                                                                              14,035,521
Black Hills Corp., Note                                               6.500   05-15-2013   BBB-            5,000       5,190,120
Entergy Gulf States, Inc., 1st Mtg Bond                               6.200   07-01-2033   BBB             5,000       5,040,000
Midland Funding Corp. II, Lease Oblig Bond, Ser A                    11.750   07-23-2005   BB-             3,613       3,805,401

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 7.48%                                                                                   $69,284,145
(Cost $62,689,351)

Diversified Banks 0.84%                                                                                                7,800,750
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                                      Aa2             7,500       7,800,750

Electric Utilities 2.77%                                                                                              25,620,000
DPL Capital Trust II, 8.125%, 09-01-31                                                     B              24,000      25,620,000

Gas Utilities 2.36%                                                                                                   21,834,319
KN Capital Trust I, 8.56%, Ser B, 04-15-27                                                 BB+            11,500      12,956,015
KN Capital Trust III, 7.63%, 04-15-28                                                      BB+             8,000       8,878,304

Integrated Telecommunication Services 0.72%                                                                            6,665,415
TCI Communications Financing Trust III, 9.65%, 03-31-27                                    BBB-            5,700       6,665,415

Regional Banks 0.79%                                                                                                   7,363,661
Summit Capital Trust I, 8.40%, Ser B, 03-15-27                                             A-              6,500       7,363,661

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 3.21%                                                                                                  $29,710,016
(Cost $28,486,815)

Electric Utilities 1.99%                                                                                              18,456,342
Alliant Energy Corp.                                                                                     236,100       6,228,318
Progress Energy, Inc.                                                                                     20,000         826,000
Scottish Power Plc, American Depositary Receipt (United Kingdom)                                         175,343       5,677,606
TECO Energy, Inc.                                                                                        408,887       5,724,418

Gas Utilities 1.11%                                                                                                   10,267,200
Peoples Energy Corp.                                                                                     240,000      10,267,200

Multi-Utilities & Unregulated Power 0.11%                                                                                986,474
Duke Energy Corp.                                                                                         40,215         986,474

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 82.84%                                                                                             $767,455,406
(Cost $732,185,595)

Agricultural Products 1.18%                                                                                           10,903,750
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+           143,000      10,903,750

Asset Management & Custody Banks 0.11%                                                                                   994,000
BNY Capital V, 5.95%, Ser F                                                                A-             40,000         994,000

Automobile Manufacturers 2.66%                                                                                        24,672,052
Ford Motor Co., 7.50%                                                                      BBB-           50,000       1,288,000
General Motors Corp., 7.25%, Ser 4-15-41                                                   BBB-          378,700       9,603,832
General Motors Corp., 7.25%, Ser 7-15-41                                                   BBB-           89,000       2,241,910
General Motors Corp., 7.25%, Ser 2-15-52                                                   BBB-          254,300       6,375,301
General Motors Corp., 7.375%, Ser 05-15-48                                                 Baa2           70,000       1,761,900
General Motors Corp., 7.375%, Ser 10-01-51                                                 Baa2          134,325       3,401,109

Broadcasting & Cable TV 2.69%                                                                                         24,948,567
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                           B+            328,418       8,328,680
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            655,100      16,619,887

Consumer Finance 3.18%                                                                                                29,439,299
Ford Motor Credit Co., 7.60%                                                               A3            315,600       8,278,188
Household Finance Corp., 6.00%                                                             A             214,200       5,355,000
Household Finance Corp., 6.875%                                                            A             399,800      10,630,682
SLM Corp., 6.00%                                                                           A             207,100       5,175,429

Diversified Banks 7.72%                                                                                               71,490,330
BAC Capital Trust IV, 5.875%                                                               A-            181,150       4,441,798
Bank One Capital Trust V, 8.00%                                                            A-             20,500         546,325
Bank One Capital Trust VI, 7.20%                                                           A-             55,500       1,466,310
Chase Capital VII, 7.00%, Ser G                                                            A1             81,000       2,059,020
Comerica Capital Trust I, 7.60%                                                            BBB+          171,400       4,542,100
Fleet Capital Trust VII, 7.20%                                                             A-            322,500       8,572,050
Fleet Capital Trust VIII, 7.20%                                                            A-            464,750      12,483,185
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             550,900      13,177,528
USB Capital III, 7.75%                                                                     A-            327,100       8,651,795
USB Capital IV, 7.35%                                                                      A-            165,700       4,386,079
USB Capital V, 7.25%                                                                       A-            103,599       2,770,237
Wachovia Preferred Funding Corp., 7.25%, Ser A                                             BBB+           69,000       1,914,060
Wells Fargo Capital Trust IV, 7.00%                                                        A              91,100       2,414,150
Wells Fargo Capital Trust VI, 6.95%                                                        A-             53,400       1,421,508
Wells Fargo Capital Trust VII, 5.85%                                                       A             107,750       2,644,185

Electric Utilities 24.58%                                                                                            227,749,764
Ameren Corp., 9.75%, Conv                                                                  BBB+          480,000      13,872,000
American Electric Power Co., Inc., 9.25%, Conv                                             BBB           200,000       9,516,000
Boston Edison Co., 4.78%                                                                   BBB+           15,143       1,347,727
Cinergy Corp., 9.50%, Conv                                                                 Baa2          230,000      14,172,600
Detroit Edison Co., 7.375%                                                                 BBB-          210,435       5,363,988
Detroit Edison Co., 7.54%                                                                  BBB-           74,600       1,900,062
DTE Energy Co., 8.75%, Conv                                                                BBB           220,000       5,715,600
DTE Energy Trust I, 7.80%                                                                  BBB-          111,700       3,018,134
Entergy Gulf States Capital I, 8.75%, Ser A                                                BB             70,400       1,791,680
Entergy Mississippi, Inc., 7.25%                                                           A-            346,000       9,307,400
Enterprise Capital Trust I, 7.44%, Ser A                                                   BB+           392,200       9,887,362
Enterprise Capital Trust III, 7.25%, Ser C                                                 BB+           210,600       5,305,014
FPC Capital I, 7.10%, Ser A                                                                BB+           603,791      15,287,988
FPL Group Capital Trust I, 5.875%                                                          BBB+          468,300      11,534,229
FPL Group, Inc., 8.00%, Conv                                                               A-            120,000       6,810,000
Georgia Power Capital Trust VII, 5.875%                                                    BBB+          233,400       5,746,308
Georgia Power Co., 6.00%, Ser R                                                            A             386,897       9,765,280
Great Plains Energy, Inc., 8.00%, Conv                                                     Baa2          540,000      13,365,000
HECO Capital Trust III, 6.50% (W)                                                          BBB-          235,300       6,214,273
Indiana Michigan Power Co., 6.875%                                                         BB+            36,547       3,689,420
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-          700,000      22,400,000
Monongahela Power Co., $7.73, Ser L                                                        B-             45,000       4,353,750
Northern States Power Co., 8.00%                                                           BBB-          235,000       6,450,750
Pennsylvania Power Co., 7.75%                                                              BB             91,700       9,276,033
Puget Sound Energy Capital Trust II, 8.40%                                                 BB            103,900       2,761,662
Southern Co. Capital Trust VI, 7.125%                                                      BBB+           49,800       1,333,644
TECO Capital Trust I, 8.50%                                                                B             469,800      12,186,612
TXU Corp., 8.125%, Conv                                                                    Ba1            79,800       4,409,748
Virginia Power Capital Trust, 7.375%                                                       BBB           410,000      10,967,500

Gas Utilities 5.47%                                                                                                   50,657,026
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          231,500      10,931,152
KeySpan Corp., 8.75%, Conv                                                                 A             335,000      17,956,000
SEMCO Capital Trust I, 10.25%                                                              B-            404,600      10,398,220
Southern Union Co., 5.75%, Conv                                                            Baa3           12,000         804,000
Southwest Gas Capital II, 7.70%                                                            BB            362,100       9,726,006
TransCanada Pipelines Ltd., 8.25% (Canada)                                                 BBB            32,800         841,648

Hotels, Resorts & Cruise Lines 0.24%                                                                                   2,193,009
Hilton Hotels Corp., 8.00%                                                                 BBB-           83,100       2,193,009

Industrial Conglomerates 0.63%                                                                                         5,857,164
Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A                                        BBB+          231,600       5,857,164

Integrated Oil & Gas 0.30%                                                                                             2,791,272
Coastal Finance I, 8.375%                                                                  CCC-          116,400       2,791,272

Integrated Telecommunication Services 2.04%                                                                           18,875,546
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-            546,687      14,476,272
Verizon New England, Inc., 7.00%, Ser B                                                    Aa3           166,450       4,399,274

Investment Banking & Brokerage 4.95%                                                                                  45,819,206
Bear Stearns Capital Trust III, 7.80%                                                      BBB            40,600       1,077,930
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB            20,000       1,050,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+          175,600       8,955,600
Merril Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                                  A-            204,500       5,237,245
Merrill Lynch Preferred Capital Trust III, 7.00%                                           A-            151,300       4,021,554
Merrill Lynch Preferred Capital Trust IV, 7.12%                                            A-            127,652       3,437,668
Merrill Lynch Preferred Capital Trust V, 7.28%                                             A-            200,412       5,461,227
Morgan Stanley Capital Trust II, 7.25%                                                     A-            240,200       6,324,466
Morgan Stanley Capital Trust III, 6.25%                                                    A-             60,400       1,533,556
Morgan Stanley Capital Trust IV, 6.25%                                                     A-             47,000       1,184,870
Morgan Stanley Capital Trust V, 5.75%                                                      A1            317,000       7,535,090

Life & Health Insurance 1.25%                                                                                         11,567,956
Great-West Life & Annuity Insurance Capital I, 7.25%, Ser A                                A-             27,200         688,976
PLC Capital Trust IV, 7.25%                                                                BBB+          186,600       5,056,860
PLC Capital Trust V, 6.125%                                                                BBB+          236,000       5,822,120

Multi-Line Insurance 1.74%                                                                                            16,135,308
ING Groep N.V., 7.05% (Netherlands)                                                        A-            609,800      16,135,308

Multi-Media 0.37%                                                                                                      3,452,574
Newscorp Overseas Ltd., 8.625%, Ser A (Cayman Islands)                                     BB            136,844       3,452,574

Multi-Utilities & Unregulated Power 8.40%                                                                             77,821,514
Aquila, Inc., 7.875%                                                                       B2            511,700      11,978,897
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           40,000       4,225,000
BGE Capital Trust II, 6.20%                                                                BBB-          608,125      15,385,563
Consumers Energy Co. Financing I, 8.36%                                                    B              42,800       1,092,684
Consumers Energy Co. Financing II, 8.20%                                                   B             136,200       3,497,616
Consumers Energy Co. Financing III, 9.25%                                                  B             115,200       2,918,016
Consumers Energy Co. Financing IV, 9.00%                                                   Ba2           117,600       3,123,456
Dominion CNG Capital Trust I, 7.80%                                                        BBB-          253,476       6,739,927
Dominion Resources, Inc., 9.50%, Conv                                                      BBB+            9,000         483,120
Energy East Capital Trust I, 8.25%                                                         BBB-          447,200      11,895,520
ONEOK, Inc., 8.50%, Conv                                                                   BBB+           31,000       1,044,080
PSEG Funding Trust II, 8.75%                                                               BB+           208,000       5,782,400
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+             7,900         592,500
Public Service Enterprise Group, Inc., 10.25%, Conv                                        BBB-          155,450       9,062,735

Oil & Gas Exploration & Production 2.45%                                                                              22,726,600
Nexen, Inc., 7.35% (Canada)                                                                BB+           874,100      22,726,600

Other Diversified Financial Services 6.76%                                                                            62,624,994
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             481,800      11,621,016
ABN AMRO Capital Funding Trust VII, 6.08%                                                  A             188,000       4,653,000
Citigroup Capital VII, 7.125%                                                              A              98,700       2,630,355
Citigroup Capital VIII, 6.95%                                                              A             214,600       5,648,272
Citigroup Capital IX, 6.00%                                                                A             217,000       5,455,380
Citigroup Capital X, 6.10%                                                                 A             100,000       2,512,000
General Electric Capital Corp., 5.875%                                                     AAA           151,500       3,870,825
General Electric Capital Corp., 6.10%                                                      AAA            51,210       1,327,363
J.P. Morgan Chase Capital IX, 7.50%, Ser I                                                 A-             61,000       1,618,330
J.P. Morgan Chase Capital X, 7.00%, Ser J                                                  A1            607,100      16,179,215
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                                A-            289,700       7,109,238

Real Estate Investment Trusts 4.21%                                                                                   39,048,043
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                         BBB           100,000       2,500,000
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                                        BBB            59,925       1,513,706
Duke Realty Corp., 7.99%, Depositary Shares, Ser B                                         BBB           251,830      13,433,569
Public Storage, Inc., 6.45%, Depositary Shares, Ser X                                      BBB+           25,000         620,250
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                                      BBB+          100,000       2,531,000
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                                      BBB+          497,643      13,321,903
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                                      BBB+          157,965       4,203,449
Public Storage, Inc., 8.60%, Depositary Shares, Ser Q                                      BBB+           34,600         924,166

Regional Banks 0.37%                                                                                                   3,403,093
National Commerce Capital Trust II, 7.70%                                                  A-             80,300       2,157,661
Regions Financing Trust I, 8.00%                                                           BBB+           46,856       1,245,432

Thrifts & Mortgage Finance 1.23%                                                                                      11,401,759
Abbey National Plc, 7.25% (United Kingdom)                                                 A-             73,580       1,916,759
Abbey National Plc, 7.375% (United Kingdom)                                                A-            350,000       9,485,000

Wireless Telecommunication Services 0.31%                                                                              2,882,580
United States Cellular, 7.50%                                                              A-            107,760       2,882,580

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 4.73%                                                                                         $43,800,000
(Cost $43,800,000)

Government U.S. Agency 4.73%                                                                                          43,800,000
Federal Home Loan Bank, Disc Note                                      1.69   11-01-2004   Aaa            43,800      43,800,000

Total investments 100.00%                                                                                           $926,351,848


John Hancock
Preferred Income Fund
Footnotes to Schedule of Investments
October 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,903,750 or 1.67% of the Fund's total investments as of October 31, 2004.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on October 31, 2004, including short-term investments, was $882,741,440. Gross unrealized appreciation and depreciation of investments aggregated $51,684,249 and $8,073,841, respectively, resulting in net unrealized appreciation of $43,610,408.

John Hancock
Preferred Income Fund
Transactions in securities of affiliated issuers
October 31, 2004 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the
Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended October 31, 2004, is set forth below.

                                        Beginning         Ending
                                            share          share       Realized       Dividend         Ending
Affiliate                                  amount         amount    gain (loss)         income          Value
--------------------------------------------------------------------------------------------------------------
HECO Capital Trust III, 6.50%
bought: 88,000, sold: none               147,300        235,300              --        59,841       6,214,273

Totals                                                                      $--       $59,841      $6,214,273


For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol

Listed New York Stock Exchange: HPI


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Preferred Income Fund.

P80Q1  10/04
       12/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    December 21, 2004